Document And Entity Information	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	VIRGINIA NATIONAL BANKSHARES CORPORATION
Entity Central Index Key	0001572334
Entity Emerging Growth Company	false
Securities Act File Number	001-40305
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	46-2331578
Entity Address, Address Line One	404 People Place
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22911
City Area Code	(434)
Local Phone Number	817-8621
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VABK
Security Exchange Name	NASDAQ